Cover	Sep. 16, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is filing this Current Report on Form 8-K/A to amend the Original Filing to provide unaudited condensed financial statements of LNHC as of June 30, 2025 and 2024 and for the three and six months ended June 30, 2025 and June 30, 2024 and the pro forma financial information required by Item 9.01(b) of Form 8-K in connection with the Merger.
Document Period End Date	Sep. 16, 2025
Entity File Number	001-41964
Entity Registrant Name	Pelthos Therapeutics Inc.
Entity Central Index Key	0001919246
Entity Tax Identification Number	86-3335449
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4020 Stirrup Creek Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	(919)
Local Phone Number	908-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PTHS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false